EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-18	15-Aug-18	17-Sep-18
To	31-Aug-18	17-Sep-18
Days	33

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,842,449.84
Series Nominal Liquidation Amount	1,547,052,449.84

Required Participation Amount	$1,547,052,449.84
Excess Receivables	$43,152,452.73

Total Collateral	1,590,204,902.58

Collateral as Percent of Notes	127.22%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,087,042,089.33
Total Principal Collections	($2,340,536,028.23)
Investment in New Receivables	$2,310,070,954.29
Receivables Added for Additional Accounts	$0.00
Repurchases	($123,738,899.96)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($679,422,113.43)
Less Servicing Adjustment	($5,645,043.50)

Ending Balance	$5,247,770,958.50

SAP for Next Period	30.30%

Average Receivable Balance	$5,305,394,029.61
Monthly Payment Rate	44.12%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$20,849,458.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,849,458.85

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	94.93%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	33
LIBOR	2.062690%
Applicable Margin	0.320000%
	2.382690%

	Actual	Per $1000
Interest	2,730,165.63	2.18
Principal	—	—

		2.18
Total Due Investors	2,730,165.63
Servicing Fee	1,286,008.33

Excess Cash Flow	1,981,412.04

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.95%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		27.22%